Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of accounting
3.1	Basis of accounting

The consolidated financial statements of Concorde have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). All amounts are presented in USD.

The accounting policies used for the preparation of these consolidated financial statements are based upon the application of IFRS 1.D17, which results in assets and liabilities being measured at the same carrying amount as in the standalone financial statements of subsidiaries for the years December 31, 2025, 2024 and 2023 after adjusting for consolidation and equity accounting adjustments and for the effects of the business combination in which the entity acquired the subsidiaries.

The consolidated statement of financial position, consolidated statement of profit or loss and other comprehensive income, consolidated statement of changes in equity and consolidated statement of cash flows of the Group for the relevant periods include the results and cash flows of all companies now comprising the Group from the earliest date presented as if the reorganization had been completed at the beginning of the earliest reporting period.

Going concern
3.2	Going concern

Pursuant to IAS 1, Presentation of Financial Statements, the Group is required to and does evaluate at each annual and interim period   whether there are conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

As of December 31, 2025, our consolidated financial statements were prepared on the assumption that we would continue as a going concern. The Group’s ability to continue as a going concern is dependent upon the Group’s profit generating operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due.

Principles of consolidation
3.3	Principles of consolidation

The consolidated financial statements incorporate the financial statements of the parent entity and entities controlled by Group made up to December 31 each year. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

(a)	Power over the investee;
(b)	Exposure, or rights, to variable returns from its involvement with the investee; and
(c)	The ability to use its power over the investee to affect its returns.

If the Group has less than a majority of the voting of similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)	The contractual arrangement with the other vote holders of the investee;
(b)	Rights arising from other contractual agreements; and
(c)	The voting rights of the Group and potential voting rights

Intercompany balances, transactions, income and expenses are eliminated in the consolidated financial statements.

Acquisition-related costs are recognized as expenses in the periods in which the costs are incurred, and the services are received.

Non-controlling interests, if any, represent equity in subsidiaries that are not attributable, directly or indirectly, to owners of the parent, and is presented separately in the consolidated statement of profit or loss and other comprehensive income and within equity in the consolidated statement of financial position, separately from equity attributable to owners of the Company. Profit or loss and each component of other comprehensive income are attributed to the owners of the parent and to the non-controlling interests. Total comprehensive income is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Subsidiaries are consolidated from the date on which control is transferred to the Group up to the effective date on which control ceases, as appropriate. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the financial year/ period are included in the statement of profit or loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

Transaction under common control entities

Under common control entities represent those entities are controlled by Swee Kheng Chua and Ping Ping Lim. The Group determines the allowance for its receivable from controlling shareholders based on historical collection experience and economic conditions. The Company writes-off receivable when amounts are deemed uncollectible. The writes-off amounts are recognized in other reserve.

Name of subsidiaries	Date of incorporation	Principal activities	Relationship with the Group
Concorde International Group Pte Ltd	June 12, 2023	Holding company	100% own subsidiary
Concorde i-FAST USA Inc.	April 25, 2024	Security solution services	100% own subsidiary
Concorde Security Pte Ltd	June 16, 2005	Security solution services	96.81% own subsidiary
Concorde Security Sdn Bhd	January 13, 2015	Security solution services	100% own subsidiary
Concorde Security Limited	December 23, 2016	Security solution services	100% own subsidiary
Concorde Asia Pte Ltd	October 08, 2013	Security solution services	70% own subsidiary (directly or indirectly)
Berjaya Academy Pte Ltd	March 06, 2020	Consultancy and training course services	70% own subsidiary (directly or indirectly)

Revenue recognition
3.4	Revenue recognition

Revenue is measured based on the consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

The Group recognizes revenue from contracts with customers for the sale of goods based on the five-step model as set out below:

(i)	Identify contract(s) with a customer. A contract is defined as an agreement between two or more parties that creates enforceable rights and obligations and sets out the criteria that must be met.
(ii)	Identify performance obligations in the contract. A performance obligation is a promise in a contract with a customer to transfer a good or service to the customer.
(iii)	Determine the transaction price. The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.
(iv)	Allocate the transaction price to the performance obligations in the contract. For a contract that has more than one performance obligation, the Group allocates the transaction price to each performance obligation in an amount that depicts the amount of consideration to which the Group expects to be entitled in exchange for satisfying each performance obligation.
(v)	Recognize revenue when the Group satisfies a performance obligation.

Revenue is recognized when the Group satisfies a performance obligation by transferring promised goods or services to the customer, which is when the customer obtains control of the goods or services.

A performance obligation may be satisfied at a point in time or over time.

Performance obligations satisfied over time

A performance obligation is satisfied over time when an entity transfers control of a good or service over a period. This occurs when one of three conditions is met: (a) the customer simultaneously receives and consumes the benefits provided by the entity’s performance; (b) the entity’s performance creates or enhances an asset that the customer controls during creation or enhancement; or (c) the entity’s performance does not result in an asset with an alternative use, and there exists an enforceable right to payment for the performance completed to date.

In providing round-the-clock security manning, the customer simultaneously receives and consumes the benefits of the Group’s performance. Therefore, the nature of the service sales is recognized over time, on a monthly billing cycle basis.

An asset created by an entity’s performance lacks an alternative use if contractual or practical restrictions prevent the entity from redirecting it during creation or completion. This assessment is fixed at contract inception and can only be revised if a contract modification substantially alters the performance obligation with mutual agreement from the parties involved. In providing installation solely as a prerequisite to our patent-protected service at the customer’s site, the customer will not have an alternate use for such installation. Performance obligations are satisfied over time, primarily through the provision of service sales.

Right to payment for performance completed to date, an entity considers both contractual terms and applicable laws. This right does not necessarily specify a fixed amount but must ensure that the entity is compensated for work completed if the contract is terminated for reasons unrelated to the entity’s performance failure. Customers have entered into a contract with the Group that does recurring monthly billing, securing the Group’s right to payment for services rendered as they are consumed.

Performance obligations satisfied at a point in time

In cases where a performance obligation is not satisfied over time, it is fulfilled at a specific point in time. This determination relies on factors including the entity’s present right to payment, the transfer of legal title, physical possession of the asset by the customer, the transfer of significant risks and rewards of ownership, and the customer’s acceptance of the asset. Consideration of these indicators, alongside the control requirements outlined in the standard, helps determine when control of the asset is transferred, and the performance obligation is satisfied.

In the provision of installation at customer’s site amounting to creation of assets where customer has an alternative use. Such installation’s performance obligation are satisfied at the point in time.

The amount of revenue recognized is the amount allocated to the satisfied performance obligation under IFRS 15 Revenue from Contracts with Customers (“IFRS 15”).

(a)	Man Guarding Services

Revenue from a contract to provide man guarding services is recognized over time, using the output method to measure progress towards complete satisfaction of the service, as the customer simultaneously receives and consumes the benefits provided by the Group. In the applicable of the output method, the Group has used the appraisal of results achieved method. Accordingly, in view of the nature of the service income on a contract basis, management considers that this output method is most appropriate in measuring the progress towards complete satisfaction of these performance’s obligation. The Company also utilizes the “as invoiced” practical expedient where performance obligations are satisfied over time and the invoiced amount corresponds directly with the value the Company is providing to the customer.

(b)	I-Guarding Services (including installation and maintenance services)

I-Guarding Services is a comprehensive technology-integrated package of round-the-clock ongoing security monitoring and maintenance services, the service is consumed continuously and revenue is recognized over time through monthly invoicing.

The Group sells a range of products such as closed-circuit cameras, turnstiles, gates, authenticators, and cabling, and provides installation services for these products.

In the case, where the installation is part of a comprehensive package that includes monthly security monitoring and maintenance services, revenue is recognized over time as these services are consumed. This installation is a prerequisite for our comprehensive package, involving continuous service and maintenance of the installed facilities by the Group. Therefore, the setup of these facilities constitutes a continuous performance obligation, inseparable from the provision of security services.

In the case, where the installation is part of a security setup without ongoing monthly security monitoring or maintenance services, revenue is recognized at a point in time upon completion of installation and acceptance by customers. This recognition occurs when control of the goods is transferred to the customers, in accordance with the agreed terms, and significant risks and rewards of ownership have been passed to them. Such service denotes a small portion of the total i-guarding services sales. The point-in-time sales within the I-Guarding services are USD 310,465, USD 418,874 and USD 339,568 for 2025, 2024 and 2023 respectively. These installations are standalone and capable of operating independently from our security services. Examples include installing turnstiles, modifying gates, and installing biometric locks.

(c)	Training and consulting

Training and consulting income is recognized at the time when such services have been performed and rendered.

Cost of revenues (exclusive of depreciation and amortization shown separately)
3.5	Cost of revenues (exclusive of depreciation and amortization shown separately)

Cost of revenues mainly consists of service costs, sub-contracting cost, salaries, consumables and others excluding depreciation and amortization expenses which is shown separately.

Government grants
3.6	Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received, and the Group will comply with all attached conditions.

Leases — The Group as lessee
3.7	Leases — The Group as lessee

With reference to IFRS 16, the Group assesses whether a contract is, or contains, a lease, at inception of the contract. The group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the group uses its incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise:

●	Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable
●	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date
●	The amount expected to be payable by the lessee under residual value guarantees
●	The exercise price of purchase options, if the lessee is reasonably certain to exercise the options
●	Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the lessee’s incremental borrowing rate.

The Group generally uses the incremental borrowing rate as the discount rate. To determine the incremental borrowing rate, the Group obtains a reference rate and makes certain adjustments to reflect the terms of the lease and the asset leased.

Lease payments included in the measurement of the lease liability comprise:

●	Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable
●	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date
●	The amount expected to be payable by the lessee under residual value guarantees
●	The exercise price of purchase options, if the lessee is reasonably certain to exercise the options

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

●	The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
●	The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).
●	A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Group did not make any such adjustments during the periods presented.

The Group recognizes a right-of-use asset and lease liability at the lease commencement date for all lease arrangement for which the Group is the lessee, except for leases which have lease term of 12 months or less and leases of low value assets for which the Group applied the recognition exemption allowed under IFRS 16 Leases (“IFRS 16”). For these leases, the Group recognizes the lease payment as an operating expense on a straight-line basis over the term of the lease.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, less any lease incentives received, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term. When the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. The right-of-use asset is also reduced by allowances for expected credit losses, if any, and adjusted for certain remeasurements of the lease liability, where applicable.

The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Property and Equipment’ policy.

Where a contract contains more than one lease component, the Group allocates the consideration in the contract to each lease component on the basis of the relative standalone price of the lease component. Where the contract contains non-lease components, the Group applied the practical expedient to not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.

Borrowing costs
3.8	Borrowing costs
All borrowing costs are recognized in statements of profit or loss and other comprehensive income in the period in which they are incurred.
Defined Contribution Plan
3.9	Defined Contribution Plan

Payments to defined contribution retirement plans are recognized as an expense when employees have rendered service entitling them to the contributions. Payments made to state-managed retirement plans are accounted for as payments to defined contribution plans where the group’s obligations under the plans are equivalent to those arising in a defined contribution retirement plan.

Taxation
3.10	Taxation

The income tax expense represents the sum of current and deferred income tax expense.

Current tax

The tax currently payable is based on taxable profit for the year.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. A deferred tax liability was recognized by the Group during the financial year ended December 31, 2025 and 2024 as the Group’s net deferred tax stemming from business losses in previous years, may not completely offset the tax liability recognized for the year.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled, or the asset is realized based on tax laws and rates that have been enacted or substantively enacted at the reporting date.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the group intends to settle its current tax assets and liabilities on a net basis.

Current tax and deferred tax for the year

Current and deferred tax are recognized in profit or loss and other comprehensive income, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Group relief in Singapore Taxation

Group Relief in Singapore taxation permits companies within the same group to consolidate their tax positions, treating them as a single entity for certain tax benefits. This includes allowing a company (the claimant) to deduct current year unutilized capital allowances, trade losses, and donations from another company in the group (the transferor). To utilize Group Relief in Singapore, the transferor and claimant companies must be Singapore incorporated, belong to the same group with at least 75% shareholding, and share the same financial year end for tax purposes. This allows for the deduction of current year unutilized capital allowances, trade losses, and donations between these entities.

Goods and services tax (GST)

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the balance sheet.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the taxation authority, are presented as operating cash flows.

Foreign currency transactions and translation
3.11	Foreign currency transactions and translation

Foreign currency transactions are translated into the Company’s functional currency at the exchange rates prevailing on the date of the transaction. At the end of each financial year, monetary items denominated in foreign currencies are retranslated at the rate prevailing at the end of the financial year. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items, and on retranslation of monetary items are included in profit or loss for the year. Exchange differences arising on the retranslation of non-monetary items carried at fair value are included in profit or loss for the year except for differences arising on retranslation of non-monetary items, any exchange component of that gain or loss is also recognized directly in other comprehensive income.

Property and equipment
3.12	Property and equipment

All items of property and equipment are initially measured at cost. Cost includes expenditure that is directly attributable to the acquisition of the asset in accordance to IAS 16 Property and Equipment.

After initial recognition, property and equipment are stated at cost less accumulated depreciation and accumulated allowances for expected credit losses, if any

Depreciation is recognized so as to write off the cost less their residual values over their useful lives, using the straight-line method, on the following bases:

Estimated useful life
Furniture and Fittings	3 years
Office equipment	3 years
Building	50 years
Motor Vehicle	5 years
Security Equipment	3 – 7 years
Renovation	3 – 7 years

The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying

Intangible assets
3.13	Intangible assets
3.13.1	Internally generated intangible assets

In accordance to IAS 38 Intangible assets, expenditure on research activities is recognized as an expense in the period in which it is incurred. An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following conditions have been demonstrated:

●	The technical feasibility of completing the intangible asset so that it will be available for use or sale
●	The intention to complete the intangible asset and use or sell it
●	The ability to use or sell the intangible asset
●	How the intangible asset will generate probable future economic benefits
●	The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset
●	The ability to measure reliably the expenditure attributable to the intangible asset during its development
●	amount of the asset and is recognized in statement of profit or loss and other comprehensive income.
(a)	Research and development

Expenditure on research activities is recognized as an expense in the period in which it is incurred. Where no internally generated intangible asset can be recognized, development expenditure is charged to profit or loss and other comprehensive income in the period in which it is incurred. Subsequent to initial recognition, internally generated intangible assets are reported at cost less accumulated amortization and accumulated impairment loss, on the same basis as intangible assets acquired separately. These costs are amortized to profit or loss and other comprehensive income over their estimated use of lives of 3 years.

(b)	Patents and trademark

Patents and trademarks are measured initially at purchase cost and are amortized on a straight-line basis over their useful lives.

3.13.2	Intangible assets acquired separately

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization. Amortization is recognized on a straight-line basis over 3 years period which are disclosed in note 7.

(a)	Software

Software are measured initially at purchase cost and are amortized on a straight-line basis over a 3 year period.

Amortization is recognized on a straight-line basis over their estimated useful lives which are disclosed as follows:

Intangible asset	Useful lives
Patent	20 years
Trademark	10 years
Research and development	3 years
Software	3 years

The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss and other comprehensive income when the asset is derecognized.

Impairment of property and equipment and intangible assets
3.14	Impairment of property and equipment and intangible assets

With reference to IAS 36, at each reporting date, the group reviews the carrying amounts of its property and equipment and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, the group estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss and other comprehensive income, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease and to the extent that the impairment loss is greater than the related revaluation surplus, the excess impairment loss is recognized in profit or loss and other comprehensive income.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss and other comprehensive income to the extent that it eliminates the impairment loss which has been recognized for the asset in prior years. Any increase in excess of this amount is treated as a revaluation increase.

Cash and cash equivalents
3.15	Cash and cash equivalents

In the consolidated statement of financial position, cash and cash equivalents comprise cash and bank balances. Cash equivalents are short-term (generally with original maturity of three months or less), highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.

Bank balances for which use by the group is subject to third party contractual restrictions are included as part of cash unless the restrictions result in a bank balance no longer meeting the definition of cash.

For the purposes of the statement of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above.

Financial instruments
3.16	Financial instruments

Financial assets and financial liabilities are recognized in the group’s consolidated statement of financial position when the group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss and other comprehensive income.

Financial assets

All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortized cost:

●	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows.
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Other financial asset

Under IFRS 9, the insurance contract is recognized as a financial asset.. In accordance to IFRS9 paragraph 4 classification of financial asset, two key criteria are assessed for further classification: the entity’s business model for managing the assets and the contractual cash flow characteristics. Financial assets can be classified into three categories: Amortized Cost for those held to collect cash flows that are solely payments of principal and interest; Fair Value Through Other Comprehensive Income (FVOCI) for assets held to collect cash flows and for selling, also with solely payments of principal and interest; and Fair Value Through Profit or Loss (FVPL) for assets that do not meet the criteria for the first two categories. This classification ensures that financial assets are measured and reported in a way that accurately reflects their economic substance. The insurance contract is not classified as a financial asset for collecting contractual cash flows through compensation for the life insured. Since the contract does not represent solely the payment of principal and interest, it fails the SPPI (Solely Payments of Principal and Interest) test. Therefore, it will be recognized at fair value through profit and loss in subsequent reporting periods.

Other financial asset includes a keyman insurance policy purchased by the Group for a department head, who is a family member of Swee Kheng Chua. $84,389 was capitalized. The amount was revalued to $71,561 as at December 31, 2025. The policy has an accumulating asset value and provides $1 million coverage on the life insured. The Group has the discretion to reassign the life insured.

Foreign exchange gains and losses

The carrying amount of financial assets that are denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of each reporting period. The exchange differences are recognized in the statement of profit or loss and other comprehensive income.

Impairment of financial assets

The group recognizes a loss allowance for expected credit losses on investments in debt instruments that are measured at amortized cost. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The group always recognizes lifetime expected credit losses (ECL) for trade and other receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on the group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions, and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

For all other financial instruments, the group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL. Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Derecognition of financial assets

The group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the group retains substantially all the risks and rewards of ownership of a transferred financial asset, the group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the group are recognized at the proceeds received, net of direct issue costs.

Financial liabilities

All financial liabilities are measured subsequently at amortized cost using the effective interest method.

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for trading, or (iii) designated as at fair value through profit or loss (“FVTPL”), are measured subsequently at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

Where a financial liability contains an embedded derivative, the Group assesses whether the embedded derivative is required to be separated from the host contract. An embedded derivative is separated and accounted for at fair value through profit or loss if it is not closely related to the host contract and meets the definition of a derivative.

If the embedded derivative is assessed to be closely related to the host contract, or is not material, it is not separately recognised and the financial liability continues to be measured at amortised cost.

Derecognition of financial liabilities

The group derecognizes financial liabilities when, and only when, the group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability recognized and the consideration paid and payable is recognized in profit or loss.

Provisions and contingent liabilities
3.17	Provisions and contingent liabilities

With reference to IAS 37, provisions are recognized when the group has a present obligation (legal or constructive) as a result of a past event, it is probable that the group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.

A contingent liability is a possible obligation that arises from past events whose existence would be confirmed by the occurrence or non-occurrence of one or more uncertain future events beyond the control of the Group or a present obligation that is not recognized because it is not probable that an outflow of resources would be required to settle the obligation. A contingent liability also arises in extremely rare cases where there is a liability that cannot be recognized because it cannot be measured reliably. The Group does not recognize a contingent liability but discloses its existence in the consolidated financial statements (Refer Note 25 to the consolidated financial statements).

Earnings/(Loss) per share
3.18	Earnings/(Loss) per share

Basic earnings/(loss) per share

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) attributable to the controlling interest, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the year, adjusted for bonus elements in ordinary shares issued during the year.

Diluted earnings/(loss) per share

Diluted earnings/(loss) per share adjusts the figures used in the determination of basic earnings/(loss) per share to take into account the after-tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Foreign currency transaction and translations
3.19	Foreign currency transaction and translations

In preparing the financial statements of each individual group entity, transactions in currencies other than the functional currency of that entity (foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the exchange rates at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items, and on the retranslation of monetary items, are recognized in profit or loss in the period in which they arise.

For the purposes of presenting the consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into the presentation currency of the Group (i.e. USD) at the rate of exchange prevailing at the end of each reporting period, and their income and expenses are translated at the average exchange rates for the year. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity under the heading of foreign currency translation reserve.

Deferred offering costs
3.20	Deferred offering costs

Deferred offering costs consists of legal, accounting, underwriter’s fees, and other costs incurred through the balance date that are directly related to the proposed Initial Public Offering (IPO) and that would be charged to equity upon completion of the proposed IPO. Should the proposed IPO prove unsuccessful, deferred costs and additional expenses to be incurred would be charged to the statement of profit or loss.

Reportable segments
3.21	Reportable segments

Basis for segmentation

The Group’s chief executive officer (the Chief Operating Decision Maker or CODM) is responsible for resource allocation and performance assessment. Operating segments are determined using the management approach, based on internal reporting reviewed monthly by the CODM for decision-making and evaluation.

Based on management’s assessment, the Group has determined that it has two operating segments, which are (i) security services; and (ii) training school.

Information about reportable segment

	Security Services	Training school	Unallocated	Total
	USD	USD	USD	USD
2025
Segment Revenue	12,287,301	188,142	-	12,475,443
Segment Profit / (Loss)	174,125	(50,994)	(15,325,515)	(15,202,384)

2024
Segment Revenue	10,434,043	56,625	-	10,490,668
Segment Loss	(296,079)	(171,682)	(83,155,336)	(83,623,097)
	USD	USD	USD	USD
2025
Assets	10,728,560	69,594	469,754	11,267,908
Liabilities	(7,065,168)	(24,875)	(478,311)	(7,568,354)

2024
Assets	9,803,387	20,710	449,110	10,273,207
Liabilities	(6,868,823)	(29,859)	(1,114,328)	(8,013,010)

Geographic allocation

All business units of the Group are operating in Singapore.  The Group allocates revenue based on the location of the customer. The geographic revenue are generated majority from Singapore and less than 1% of the Group’ revenue generated from Australia.

Share-based compensation
3.22	Share-based compensation

The Group issued restricted shares to members of the Board, executive officers, their affiliates, external consultants, and existing shareholders. The cost of the restricted shares is measured based on the fair value on the grant date.

In 2024, the shares granted were measured in accordance to IFRS 2 of fair value at grant date. The Group utilizes the unlevered discounted cash flow method to determine the fair value of restricted share at the grant date considering the dilutive effect of restricted share, which is a level 3 input of IFRS 13. In 2025, following the Group’s initial public offering, the fair value of shares granted was measured based on the quoted market price at the grant date, which represents a Level 1 input under IFRS 13.

As the shares granted do not contain any vesting conditions, the equity instruments are considered fully vested at grant date, and the fair value is recognised as an expense immediately in profit or loss, with a corresponding increase in equity.

The fair value determined at grant date is not subsequently remeasured.

Prior period adjustments
3.23	Prior period adjustments

From time to time, the Group may identify errors related to prior periods. When such errors are determined to be immaterial to both the current period and the prior period financial statements, they are corrected in the period in which they are identified rather than restating the prior period financial statements.

During the year ended December 31, 2024, the Group identified and corrected certain immaterial errors related to prior periods. These adjustments were primarily related to correcting the misstatements related to revenue, accounts receivable, and cost of sales that had a net impact of SGD 169,873 (USD 146,090). These adjustments were recorded through the retained earning balance in the current year and did not have a material impact on the Company’s financial position, results of operations, or cash flows in any of the periods presented. The Company assessed materiality based on both quantitative and qualitative factors in accordance with the guidance set forth in SEC Staff Accounting Bulletin (“SAB”) Topics 1.M and 1.N.

During the year ended December 31, 2025, the Group enhanced the presentation of its equity structure by introducing additional line items in the statement of changes in equity to provide more relevant and transparent information. The changes primarily relate to a more detailed presentation of non-controlling interests, retained earnings, other reserves and additional paid-in capital. No changes were made to the previously reported amounts, and there is no impact on the Group’s total equity, financial position, results of operations or cash flows for any of the periods presented. The Company assessed materiality based on both quantitative and qualitative factors in accordance with the guidance set forth in SEC Staff Accounting Bulletin (“SAB”) Topics 1.M and 1.N.

Certain prior year amounts in the consolidated financial statements and related notes have been reclassified to conform to the current year presentation. These reclassifications had no effect on previously reported financial position, results of operations, or cash flows. Specifically, amounts due from related parties that were previously presented in current assets have been reclassified to better reflect their expected settlement timing. The current portion is now included in “Amount due from related parties”, while the non-current portion is presented in “Amount due from related parties, net of current portion”.